Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$134,453,424.91	0.5897080	$107,538,199.15	0.4716588	$26,915,225.77
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$827,233,424.91	0.8984051	$800,318,199.15	0.8691742	$26,915,225.77

Weighted Avg. Coupon (WAC)	4.72%		4.71%
Weighted Avg. Remaining Maturity (WARM)	56.02		55.25
Pool Receivables Balance	$894,228,803.33		$866,153,061.80
Remaining Number of Receivables	61,631		60,618

Adjusted Pool Balance	$860,793,634.78		$833,878,409.01

III. COLLECTIONS

Principal:
Principal Collections	$27,446,747.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$343,205.25
Total Principal Collections	$27,789,952.97

Interest:
Interest Collections	$3,485,108.68
Late Fees & Other Charges	$33,833.01
Interest on Repurchase Principal	$-
Total Interest Collections	$3,518,941.69

Collection Account Interest	$4,112.16
Reserve Account Interest	$696.58
Servicer Advances	$-

Total Collections	$31,313,703.40

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$31,313,703.40
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$36,040,493.52
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$745,190.67		$745,190.67	$745,190.67
Collection Account Interest					$4,112.16
Late Fees & Other Charges					$33,833.01
Total due to Servicer					$783,135.84

2. Class A Noteholders Interest:
Class A-1 Notes		$36,852.56		$36,852.56
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$599,800.90		$599,800.90	$599,800.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$29,780,913.74

7. Regular Principal Distribution Amount:					$26,915,225.77

		Distributable Amount		Paid Amount
Class A-1 Notes				$26,915,225.77
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$26,915,225.77		$26,915,225.77
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$26,915,225.77

8. Available Amounts Remaining to Reserve Account					2,865,687.97

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,865,687.97

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,435,168.55
Beginning Period Amount	$33,435,168.55
Current Period Amortization	$1,160,515.76
Ending Period Required Amount	$32,274,652.79
Ending Period Amount	$32,274,652.79
Next Distribution Date Amount	$31,135,218.61

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,865,687.97
Current Period Release to Depositor	$2,865,687.97
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		3.90%	4.02%	4.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.33%	60,214	99.44%	$861,265,570.93
30 - 60 Days	0.57%	346	0.47%	$4,065,321.84
61 - 90 Days	0.08%	48	0.08%	$682,682.90
91 + Days	0.02%	10	0.02%	$139,486.13
		60,618		$866,153,061.80
Total
Delinquent Receivables 61 + days past due	0.10%	58	0.09%	$822,169.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.07%	46	0.07%	$638,204.57
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.06%	35	0.05%	$458,985.54
Three-Month Average Delinquency Ratio	0.08%		0.07%

Repossession in Current Period		20		$297,087.92
Repossession Inventory		22		$195,515.82

Charge-Offs
Gross Principal of Charge-Off for Current Period				$628,993.81
Recoveries				$(343,205.25)
Net Charge-offs for Current Period				$285,788.56

Beginning Pool Balance for Current Period				$894,228,803.33

Net Loss Ratio				0.38%
Net Loss Ratio for 1st Preceding Collection Period				0.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.10%
Three-Month Average Net Loss Ratio for Current Period				0.20%

Cumulative Net Losses for All Periods				$453,765.57
Cumulative Net Losses as a % of Initial Pool Balance				0.05%

Principal Balance of Extensions				$1,752,138.66
Number of Extensions				109

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